Fees Summary	Aug. 20, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,999,647,842.90
Previously Paid Amount	0.00
Total Fee Amount	306,146.08
Total Offset Amount	0.00
Net Fee	$ 306,146.08